OTHER NONCURRENT ASSETS	12 Months Ended
Dec. 31, 2013
OTHER NONCURRENT ASSETS
OTHER NONCURRENT ASSETS

9. OTHER NONCURRENT ASSETS

        Other noncurrent assets consisted of the following (dollars in millions):

	2013	2012
Pension assets	$20	$1
Debt issuance costs	32	29
Capitalized turnaround costs	192	127
Spare parts inventory	100	93
Catalyst assets	26	25
Deposits	41	33
Other	47	58

Total	$458	$366

        Amortization expense of catalyst assets for the years ended December 31, 2013, 2012 and 2011 was $12 million, $10 million and $12 million, respectively.